MINERAL RIGHTS	3 Months Ended
Mar. 31, 2022
Mineral Rights
MINERAL RIGHTS

5. MINERAL RIGHTS

	Platosa	Silver City	Kilgore	Oakley
	(Mexico)	(Germany) (1)	(Idaho)	(Idaho) (2)	Total
	$	$	$	$	$
At January 1, 2021
Cost	3,721	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	(2,917)
	804	587	13,756	5,364	20,511

Year ended December 31, 2021
Opening net book value	804	587	13,756	5,364	20,511
Additions	-	459	-	-	459
Payments received under earn-in agreement	-	-	-	(75)	(75)
Depletion and amortization	(219)	-	-	-	(219)
Impairment (3)	(385)	-	-	-	(385)
Exchange differences	(7)	(11)	-	-	(18)
Closing net book value	193	1,035	13,756	5,289	20,273

At December 31, 2021
Cost	3,665	1,035	13,756	5,289	23,745
Accumulated amortization	(3,472)	-	-	-	(3,472)
	193	1,035	13,756	5,289	20,273

Period ended March 31, 2022
Opening net book value	193	1,035	13,756	5,289	20,273
Payments received under earn-in agreement	-	-	-	(100)	(100)
Depletion and amortization	(65)	-	-	-	(65)
Exchange differences	(1)	31	-	-	30
Closing net book value	127	1,066	13,756	5,189	20,138

At March 31, 2022
Cost	3,764	1,066	13,756	5,189	23,775
Accumulated amortization	(3,637)	-	-	-	(3,637)
	127	1,066	13,756	5,189	20,138

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(in thousands of U.S. dol lars, except share and per share data)

(1)	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Bräunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The Company has made the following earn-in payments to date:

Option payment date	Number of shares issued	Contractual value of shares issued	Cash payment made	Total – addition to mineral rights
September 24, 2019	45,367	C$225	C$100	$245
September 21, 2020	65,657	C$325	C$100	$317
September 22, 2021	232,240	C$425	C$100	$384

The Company has the option to issue shares to the value of C$625 and a cash payment of C$200 to complete the acquisition of the Bräunsdorf exploration license before September 23, 2022.

(2)	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition.

On February 26, 2020, Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,500 and cash payments to the Company of $550 over a six-year period. Excellon was Project Manager and earned 10% of the approved exploration expenditures for technical oversight and project management until November 30, 2021. Centerra now manages the Oakley Project directly.

In Q1 2021, the Company received a payment of $75 from Centerra under the earn-in agreement. In accordance with the Company’s farm-out accounting policy this amount was credited to the Oakley Project. In Q1 2022, the Company received a payment of $100 from Centerra under the earn-in agreement.

(3)	Refer to Note 4 – mineral rights related to the Platosa Mine were included in the Platosa CGU tested for impairment at December 31, 2021. An impairment of $385 was recorded.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(in thousands of U.S. dol lars, except share and per share data)